Average Annual Total Returns	12 Months Ended	60 Months Ended	120 Months Ended
	Dec. 31, 2025	Dec. 31, 2025	Dec. 31, 2025
S&P 500 Index - Total Return (reflects no deduction for fees, expenses, or taxes)
Prospectus [Line Items]
Average Annual Return, Percent	17.88%	14.42%	14.82%
Russell 1000 Value Index - Total Return (reflects no deduction for fees, expenses, or taxes)
Prospectus [Line Items]
Average Annual Return, Percent	15.91%	11.33%	10.53%
Russell 3000 Index-Total Return (reflects no deduction for fees, expenses, or taxes)
Prospectus [Line Items]
Average Annual Return, Percent	17.15%	13.15%	14.29%
Russell 2500 Index-Total Return (reflects no deduction for fees, expenses, or taxes)
Prospectus [Line Items]
Average Annual Return, Percent	11.91%	7.26%	10.40%
Russell 1000 Index-Total Return (reflects no deduction for fees, expenses, or taxes)
Prospectus [Line Items]
Average Annual Return, Percent	17.37%	13.59%	14.59%
Russell 1000 Growth Index-Total Return (reflects no deduction for fees, expenses, or taxes)
Prospectus [Line Items]
Average Annual Return, Percent	18.56%	15.32%	18.13%
Russell 2500 Growth Index-Total Return (reflects no deduction for fees, expenses, or taxes)
Prospectus [Line Items]
Average Annual Return, Percent	10.31%	2.98%	10.55%
Thornburg American Opportunities Fund - Class I
Prospectus [Line Items]
Average Annual Return, Percent	(0.50%)	4.58%	8.09%
Thornburg American Opportunities Fund - Class I | After Taxes on Distributions
Prospectus [Line Items]
Average Annual Return, Percent	(0.50%)	2.91%	7.09%
Thornburg American Opportunities Fund - Class I | After Taxes on Distributions and Sales
Prospectus [Line Items]
Average Annual Return, Percent	(0.30%)	3.17%	6.30%
Thornburg Focus Growth Fund - Class I
Prospectus [Line Items]
Average Annual Return, Percent	4.82%	(0.79%)	7.74%
Thornburg Focus Growth Fund - Class I | After Taxes on Distributions
Prospectus [Line Items]
Average Annual Return, Percent	4.82%	(2.30%)	6.54%
Thornburg Focus Growth Fund - Class I | After Taxes on Distributions and Sales
Prospectus [Line Items]
Average Annual Return, Percent	2.85%	(0.54%)	6.27%